Schedule of Accounts Payable and Accrued Liabilities (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Trade payables	$ 24,002	$ 3,768	$ 24,355
Accrual for material litigation		405,565	368,004
Deposit received from customer	12,262	14,774	24,578
Transportation fee payables		33,740	30,615
Total accounts payable and accrued liabilities	483,836	5,113,187	3,440,900
Non-trade payables and other creditors	43,648	33,740
Amount due to related companies		4,655,340
Accrual for legal proceedings — AHT litigation (Note 12)	$ 403,924	405,565
Holding Company [Member]
Amount due to companies		4,655,340	2,154,420
Related Company [Member]
Amount due to companies			$ 838,928